Expense Example - Advisor Class and Class M - PIMCO Dynamic Bond Portfolio	Advisor 1 Year	Advisor 3 Years	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 3 Years	M 5 Years	M 10 Years
USD ($)	114	356	617	1,363	134	418	723	1,590